Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related–Party Transactions

12.	RELATED–PARTY TRANSACTIONS

Service Revenue –

On April 10, 2013, the Company entered into a service agreement with its 20% unconsolidated investee, Xun Yun Tian Technologies (Zhejiang). Services provided by the Company include (1.) General technical service and training, (2.) Exclusive wireless technology service and training and (3.) Project-based technical assistance service and training. The Company would receive monthly labor service and yearly licensing and training revenue for services provided to the investee in the amount of RMB 120,000 and RMB 3,000,000, respectively. The agreement will expire on October, 2014. As of March 31, 2014, the Company had received service revenue from the investee in an aggregated amount of $164,758 for the three-month ended March 31, 2014.

Accounts Payable –

As of March 31, 2014 and December 31, 2013, the Company had accounts payable to Xun Yun Tian Technologies (Zhejiang), the Company’s 20% unconsolidated investee, in aggregated amount of $4,998 and $0 which arose from purchases of inventories amounted of $5,790 and $0 for the three-month ended March 31, 2014 and 2013.

12.	RELATED–PARTY TRANSACTIONS

On April 10, 2013, the Company entered into a service agreement with its 20% unconsolidated investee, Xun Yun Tian Technologies (Zhejiang). Services provided by the Company include (1.) General technical service and training, (2.) Exclusive wireless technology service and training and (3.) Project-based technical assistance service and training. The Company would receive monthly labor service and yearly licensing and training revenue for services provided to the investee in the amount of RMB 120,000 and RMB 3,000,000, respectively. The agreement will expire on October, 2014. As of December 31, 2013, the Company had received service revenue from the investee in an aggregated amount of $597,990 for the year ended December 31, 2013.